Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended
	Oct. 08, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026
Defiance Daily Target 2X Short RGTI ETF
Account Value [Line Items]
Accumulated Value	$ 10,000.0	$ 5,563.0	$ 11,933.0	$ 10,993.0	$ 13,215.0	$ 10,364.0	$ 13,535.0	$ 6,852.0
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000.0	$ 10,133.0	$ 10,158.0	$ 10,164.0	$ 10,311.0	$ 10,233.0	$ 9,723.0	$ 10,744.0